UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6325

Dreyfus MidCap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/13

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Midcap Index Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, Inc., covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stocks generally rallied throughout the reporting period, with some major market indices setting new records in the spring of 2013 in response to improving economic conditions. By the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, housing markets showed signs of sustainable recovery, and macroeconomic concerns seemed to ease in Europe, Japan and the emerging markets. Many analysts attributed these long-awaited economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be sluggish as regional policymakers work to resolve a persistent financial crisis. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Thomas J. Durante, Richard A. Brown and Karen Q.Wong, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus Midcap Index Fund produced a total return of 18.91%.1 The Standard & Poor’s MidCap 400® Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 19.23% for the same period.2,3

Midcap stocks generally rallied over the reporting period as investors responded positively to improving economic indicators as a gradual recovery from recession continued.The difference in return between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 400 Index’s result.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

Waning Global Macroeconomic Concerns Lifted U.S. Stocks

In the wake of heightened volatility earlier in 2012, a sustained stock market rally began in the weeks prior to the reporting period when various macroeconomic concerns failed to materialize. Instead, investors responded positively to gradually improving U.S. employment and housing market trends, which were sparked in part by the Federal Reserve Board’s aggressively accommodative monetary policy, including historically low short-term interest rates and an open-ended quantitative easing program involving monthly purchases of $40 billion of U.S. government securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In addition, investors were encouraged by overseas developments, such as a new quantitative easing program from the European Central Bank that appeared to forestall a more severe banking crisis in the region, expectations that new government leadership in China might adopt policies more conducive to stronger regional growth, and actions by a new Japanese government that sought to address longstanding economic stagnation and deflationary pressures. Nonetheless, the global and domestic economies expanded at relatively sluggish rates during the reporting period amid slackening demand from the emerging markets for energy and construction materials.

The S&P 400 Index lost some ground in late 2012 when investors worried about automatic tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the increases enabled the rally to resume. Gradually improving global economic data and continued corporate earnings strength helped support further stock market advances over the first four months of 2013. Midcap stocks produced higher returns than their large- and small-cap counterparts, on average, during the reporting period.

Financial Stocks Led the Midcap Stock Market Higher

The financials sector led the S&P 400 Index’s advance when income-oriented investors in a low interest-rate environment sought competitive dividend yields from real estate investment trusts (“REITs”). Office REITs also benefited from higher occupancy rates and rising rents for commercial space, while residential housing REITs saw increased demand for rental properties. Insurance companies also fared well in an environment of relatively modest claims, improved pricing power, and better investment returns.

In the industrials sector, investors favored producers of automated equipment, such as robotics and other machinery, that helps manufacturers enhance productivity. Companies engaged in the construction of oil and gas pipelines encountered greater demand due to the success of energy companies’ drilling activities in North American shale formations. Railroad traffic also increased as the U.S economy recovered, benefiting makers of specialized railcars, while the trucking industry prospered amid increased shipping volumes and lower diesel prices. In the health care sector, biotechnology firms produced above-average results stemming from successful launches of new pharmaceutical products.

Although disappointments during the reporting period proved relatively mild, the materials sector lagged market averages due to reduced global demand and higher production costs for forest products. The telecommunications services sector, which comprises just a small part of the S&P 400 Index, suffered from the high cost of infrastructure upgrades and greater competition from large-cap providers of telephone and data services.

The fund employed futures contracts in its efforts to replicate the returns of the S&P 400 Index.

A Constructive Outlook for Midcap Stocks

We have been encouraged by recent evidence of sustained domestic and global growth, which has the potential to fuel further gains in U.S. equity markets.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions. In our experience, the fund’s broadly diversified portfolio may help limit the impact on the overall portfolio of unexpected losses in individual sectors or holdings.

May 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s
Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

Expenses paid per $1,000†	$2.71
Ending value (after expenses)	$1,189.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2013 (Unaudited)

Common Stocks—96.9%	Shares		Value ($)
Automobiles & Components—.4%
Gentex	310,195		6,979,387
Thor Industries	94,011		3,486,868
			10,466,255
Banks—4.3%
Associated Banc-Corp	365,329		5,213,245
Astoria Financial	183,796		1,762,604
BancorpSouth	182,741		2,923,856
Bank of Hawaii	98,055		4,676,243
Cathay General Bancorp	157,357		3,101,506
City National	101,578		5,813,309
Commerce Bancshares	168,084		6,741,849
Cullen/Frost Bankers	132,547		8,007,164
East West Bancorp	305,015		7,421,015
First Niagara Financial Group	769,725		7,320,085
FirstMerit	357,669		6,126,870
Fulton Financial	428,278		4,736,755
Hancock Holding	185,150		5,049,040
International Bancshares	115,391		2,238,585
New York Community Bancorp	955,726		12,950,087
Prosperity Bancshares	93,787		4,308,575
Signature Bank	100,407	[a]	7,190,145
SVB Financial Group	96,990	[a]	6,896,959
Synovus Financial	1,681,469		4,523,152
TCF Financial	347,224		5,052,109
Trustmark	139,469		3,423,964
Valley National Bancorp	432,001		3,883,689
Washington Federal	234,454		4,025,575
Webster Financial	179,289		4,189,984
Westamerica Bancorporation	60,101		2,607,782
			130,184,147
Capital Goods—11.1%
Acuity Brands	92,475		6,746,976
AECOM Technology	227,883	[a]	6,624,559
AGCO	210,085		11,187,026
Alliant Techsystems	70,111		5,213,454

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
AMETEK	527,548		21,476,479
B/E Aerospace	226,478	[a]	14,209,230
Carlisle	136,510		8,855,404
CLARCOR	108,830		5,626,511
Crane	105,856		5,698,228
Donaldson	293,369		10,672,764
Esterline Technologies	66,520	[a]	4,991,661
Exelis	408,581		4,563,850
Fortune Brands Home & Security	355,343	[a]	12,930,932
Gardner Denver	105,257		7,903,748
GATX	102,563		5,225,585
General Cable	107,846	[a]	3,718,530
Graco	132,066		7,993,955
Granite Construction	74,785		2,069,301
Harsco	175,410		3,829,200
Hubbell, Cl. B	116,358		11,165,714
Huntington Ingalls Industries	108,287		5,728,382
IDEX	181,816		9,459,886
ITT	203,455		5,615,358
KBR	319,183		9,601,025
Kennametal	171,967		6,876,960
Lennox International	99,767		6,185,554
Lincoln Electric Holdings	182,147		9,610,076
MSC Industrial Direct, Cl. A	101,247		7,978,264
Nordson	123,195		8,560,821
Oshkosh	190,420	[a]	7,475,889
Regal-Beloit	96,448		7,582,742
SPX	101,995		7,599,647
Terex	238,527	[a]	6,821,872
Timken	173,589		9,125,574
Trinity Industries	173,597		7,327,529
Triumph Group	108,910		8,701,909
United Rentals	199,232	[a]	10,481,596
URS	167,789		7,369,293
Valmont Industries	50,308		7,331,385
Wabtec	103,802		10,892,982

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Watsco	63,350		5,345,473
Woodward	129,928		4,676,109
			331,051,433
Commercial & Professional Services—2.5%
The Brink’s Company	104,815		2,778,646
Clean Harbors	114,684	[a]	6,533,547
Copart	232,258	[a]	8,187,094
Corporate Executive Board	73,133		4,121,776
Deluxe	111,017		4,234,188
FTI Consulting	89,339	[a]	2,958,908
Herman Miller	124,153		3,114,999
HNI	99,603		3,429,331
Manpower	167,211		8,888,937
Mine Safety Appliances	68,284		3,277,632
R.R. Donnelley & Sons	390,937		4,812,434
Rollins	144,121		3,505,023
Towers Watson & Co., Cl. A	122,956		8,965,951
Waste Connections	266,762		10,123,618
			74,932,084
Consumer Durables & Apparel—3.7%
Carter’s	109,923	[a]	7,187,865
Deckers Outdoor	77,099	[a]	4,249,697
Hanesbrands	212,894		10,678,763
Jarden	219,132	[a]	9,863,131
KB Home	176,256		3,972,810
M.D.C. Holdings	83,758		3,149,301
Mohawk Industries	126,244	[a]	13,997,935
NVR	10,159	[a]	10,463,770
Polaris Industries	138,695		11,954,122
Tempur-Pedic International	127,879	[a]	6,202,131
Toll Brothers	325,997	[a]	11,184,957
Tupperware Brands	117,485		9,434,045
Under Armour, Cl. A	168,406	[a]	9,612,614
			111,951,141
Consumer Services—2.2%
Bally Technologies	89,049	[a]	4,744,531

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Bob Evans Farms	62,967		2,728,990
Brinker International	153,953		5,988,772
Cheesecake Factory	107,308		4,273,005
DeVry	123,711		3,465,145
International Speedway, Cl. A	54,867		1,803,478
Life Time Fitness	86,019	[a]	3,972,357
Matthews International, Cl. A	63,953		2,354,110
Panera Bread, Cl. A	61,335	[a]	10,870,402
Regis	126,946		2,380,237
Scientific Games, Cl. A	128,931	[a]	1,144,907
Service Corporation International	467,210		7,886,505
Sotheby’s	146,654		5,203,284
Strayer Education	25,713		1,217,768
Wendy’s	633,250		3,603,192
WMS Industries	121,820	[a]	3,091,792
			64,728,475
Diversified Financials—2.9%
Affiliated Managers Group	113,733	[a]	17,705,953
Apollo Investment	444,567		3,916,635
CBOE Holdings	188,337		7,068,288
Eaton Vance	261,048		10,410,594
Federated Investors, Cl. B	202,811		4,656,541
Greenhill & Co.	57,494		2,655,648
Janus Capital Group	410,310		3,659,965
MSCI	261,086	[a]	8,903,033
Raymond James Financial	243,592		10,089,581
SEI Investments	290,936		8,338,226
Waddell & Reed Financial, Cl. A	187,319		8,030,366
			85,434,830
Energy—5.7%
Alpha Natural Resources	472,966	[a]	3,509,408
Arch Coal	465,016		2,255,328
Atwood Oceanics	122,554	[a]	6,011,274
Bill Barrett	105,880	[a]	2,102,777
CARBO Ceramics	43,046		3,041,200
Cimarex Energy	187,242		13,702,370

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Dresser-Rand Group	164,892	[a]	9,169,644
Dril-Quip	78,190	[a]	6,545,285
Energen	157,223		7,455,515
Forest Oil	260,479	[a]	1,091,407
Helix Energy Solutions Group	210,339	[a]	4,846,211
HollyFrontier	439,969		21,756,467
Northern Oil and Gas	127,155	[a]	1,639,028
Oceaneering International	233,425		16,379,432
Oil States International	119,285	[a]	10,659,308
Patterson-UTI Energy	317,738		6,701,094
Plains Exploration & Production	280,960	[a]	12,699,392
Quicksilver Resources	255,567	[a]	644,029
Rosetta Resources	129,237	[a]	5,545,560
SM Energy	142,062		8,665,782
Superior Energy Services	344,942	[a]	9,516,950
Tidewater	107,087		5,616,713
Unit	92,940	[a]	3,906,268
World Fuel Services	157,400		6,382,570
			169,843,012
Food & Staples Retailing—.4%
Harris Teeter Supermarkets	105,135		4,393,592
SUPERVALU	456,673		2,666,970
United Natural Foods	106,361	[a]	5,311,668
			12,372,230
Food, Beverage &
Tobacco—2.1%
Flowers Foods	251,642		8,289,087
Green Mountain Coffee Roasters	268,698	[a]	15,423,265
Hillshire Brands	264,710		9,505,736
Ingredion	166,001		11,953,732
Lancaster Colony	42,053		3,319,243
Post Holdings	70,158	[a]	3,072,219
Smithfield Foods	272,703	[a]	6,981,197
Tootsie Roll Industries	45,586		1,423,651
Universal	50,428		2,902,131
			62,870,261

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services—5.7%
Allscripts Healthcare Solutions	368,132	[a]	5,094,947
Community Health Systems	198,645		9,052,253
Cooper	103,306		11,404,982
Health Management Associates, Cl. A	560,812	[a]	6,443,730
Health Net	172,552	[a]	5,073,029
Henry Schein	190,083	[a]	17,183,503
Hill-Rom Holdings	133,252		4,539,896
HMS Holdings	188,642	[a]	4,755,665
Hologic	576,277	[a]	11,738,762
IDEXX Laboratories	118,757	[a]	10,445,866
LifePoint Hospitals	102,269	[a]	4,908,912
Masimo	111,798		2,242,668
MEDNAX	108,410	[a]	9,619,219
Omnicare	227,177		9,943,537
Owens & Minor	136,944		4,460,266
ResMed	310,160		14,893,883
STERIS	126,563		5,263,755
Teleflex	88,257		6,895,519
Thoratec	126,337	[a]	4,573,399
Universal Health Services, Cl. B	192,180		12,797,266
VCA Antech	192,102	[a]	4,629,658
WellCare Health Plans	94,175	[a]	5,491,344
			171,452,059
Household & Personal Products—1.1%
Church & Dwight	299,466		19,132,883
Energizer Holdings	134,944		13,034,241
			32,167,124
Insurance—4.8%
Alleghany	36,854	[a]	14,510,894
American Financial Group	164,988		7,963,971
Arthur J. Gallagher & Co.	269,323		11,432,761
Aspen Insurance Holdings	153,357		5,856,704
Brown & Brown	256,368		7,944,844
Everest Re Group	110,954		14,977,680
Fidelity National Financial, Cl. A	465,055		12,486,727
First American Financial	232,279		6,218,109

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
The Hanover Insurance Group	97,427		4,913,244
HCC Insurance Holdings	218,170		9,294,042
Kemper	117,250		3,735,585
Mercury General	78,683		3,596,600
Old Republic International	518,568		7,000,668
Primerica	101,326		3,441,031
Protective Life	172,020		6,547,081
Reinsurance Group of America	160,605		10,045,843
StanCorp Financial Group	95,375		4,118,292
W.R. Berkley	242,003		10,507,770
			144,591,846
Materials—6.8%
Albemarle	194,915		11,938,544
AptarGroup	145,208		8,146,169
Ashland	159,069		13,554,269
Cabot	127,877		4,803,060
Carpenter Technology	96,532		4,340,079
Commercial Metals	247,719		3,621,652
Compass Minerals International	72,302		6,257,015
Cytec Industries	97,484		7,102,684
Domtar	77,158		5,363,253
Eagle Materials	101,398		6,869,714
Greif, Cl. A	65,411		3,150,848
Intrepid Potash	114,855		2,114,481
Louisiana-Pacific	297,488	[a]	5,390,483
Martin Marietta Materials	98,888		9,986,699
Minerals Technologies	78,737		3,199,084
NewMarket	23,419		6,292,685
Olin	174,264		4,211,961
Packaging Corporation of America	213,991		10,177,412
Reliance Steel & Aluminum	164,972		10,734,728
Rock-Tenn, Cl. A	154,099		15,431,474
Royal Gold	140,950		7,834,001
RPM International	287,575		9,317,430
Scotts Miracle-Gro, Cl. A	82,812		3,755,524
Sensient Technologies	107,487		4,229,613

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Silgan Holdings	97,365		4,660,863
Sonoco Products	219,546		7,692,892
Steel Dynamics	473,284		7,118,191
Valspar	181,553		11,586,712
Worthington Industries	113,521		3,653,106
			202,534,626
Media—1.2%
AMC Networks, Cl. A	124,682	[a]	7,856,213
Cinemark Holdings	223,338		6,898,911
DreamWorks Animation SKG, Cl. A	157,177	[a]	3,030,373
John Wiley & Sons, Cl. A	100,713		3,844,215
Lamar Advertising, Cl. A	118,387	[a]	5,542,879
Meredith	77,445		3,006,415
New York Times, Cl. A	264,610	[a]	2,344,445
Scholastic	57,786		1,586,226
Valassis Communications	85,468		2,190,545
			36,300,222
Pharmaceuticals, Biotech &
Life Sciences—3.0%
Bio-Rad Laboratories, Cl. A	43,931	[a]	5,260,737
Charles River
Laboratories International	106,259	[a]	4,621,204
Covance	119,407	[a]	8,902,986
Endo Health Solutions	247,811	[a]	9,079,795
Mettler-Toledo International	65,774	[a]	13,744,135
Techne	74,404		4,772,273
United Therapeutics	103,352	[a]	6,901,847
Vertex Pharmaceuticals	472,523	[a]	36,299,217
			89,582,194
Real Estate—11.1%
Alexander & Baldwin	90,650	[a]	3,087,539
Alexandria Real Estate Equities	136,764	[b]	9,952,316
American Campus Communities	226,727	[b]	10,121,093
BioMed Realty Trust	399,124	[b]	8,984,281
BRE Properties	167,441	[b]	8,452,422
Camden Property Trust	182,010	[b]	13,166,603

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Corporate Office Properties Trust	171,046	[b]	4,958,624
Corrections Corp. of America	218,198		7,898,768
Duke Realty	694,915	[b]	12,258,301
Equity One	135,126	[b]	3,444,362
Essex Property Trust	81,870	[b]	12,857,683
Extra Space Storage	221,579	[b]	9,656,413
Federal Realty Investment Trust	139,517	[b]	16,324,884
Highwoods Properties	174,105	[b]	7,143,528
Home Properties	110,833	[b]	7,144,295
Hospitality Properties Trust	298,249	[b]	8,771,503
Jones Lang LaSalle	96,050		9,510,871
Kilroy Realty	161,366	[b]	9,131,702
Liberty Property Trust	256,108	[b]	11,010,083
Macerich	295,812	[b]	20,721,631
Mack-Cali Realty	179,300	[b]	4,979,161
National Retail Properties	251,357	[b]	9,973,846
Omega Healthcare Investors	242,224	[b]	7,961,903
Potlatch	88,423	[b]	4,186,829
Rayonier	269,909	[b]	16,037,993
Realty Income	420,793	[b]	21,447,819
Regency Centers	195,952	[b]	11,024,259
Senior Housing Properties Trust	404,812	[b]	11,508,805
SL Green Realty	196,167	[b]	17,792,347
Taubman Centers	137,000	[b]	11,714,870
UDR	544,591	[b]	13,386,047
Weingarten Realty Investors	239,768	[b]	8,168,896
			332,779,677
Retailing—4.9%
Aaron’s	151,510		4,349,852
Advance Auto Parts	159,691		13,394,881
Aeropostale	170,884	[a]	2,505,159
American Eagle Outfitters	389,932		7,584,177
ANN	105,211	[a]	3,107,933
Ascena Retail Group	272,576	[a]	5,042,656
Barnes & Noble	90,213	[a]	1,635,562

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Big Lots	125,732	[a]	4,579,159
Cabela’s	99,495	[a]	6,387,579
Chico’s FAS	356,786		6,518,480
Dick’s Sporting Goods	211,548		10,175,459
Foot Locker	326,298		11,378,011
Guess?	131,767		3,647,311
HSN	80,115		4,212,447
LKQ	644,916	[a]	15,529,577
Office Depot	621,844	[a]	2,400,318
Rent-A-Center	126,560		4,420,741
Saks	219,869	[a]	2,539,487
Signet Jewelers	176,285		12,116,068
Tractor Supply	150,344		16,112,366
Williams-Sonoma	188,741		10,131,617
			147,768,840
Semiconductors & Semiconductor
Equipment—1.9%
Atmel	954,852	[a]	6,177,892
Cree	253,006	[a]	14,312,549
Cypress Semiconductor	293,598	[a]	2,962,404
Fairchild Semiconductor International	274,113	[a]	3,536,058
Integrated Device Technology	306,823	[a]	2,181,512
International Rectifier	152,525	[a]	3,235,055
Intersil, Cl. A	275,568		2,138,408
MEMC Electronic Materials	481,057	[a]	2,597,708
RF Micro Devices	594,736	[a]	3,336,469
Semtech	144,093	[a]	4,621,062
Silicon Laboratories	82,588	[a]	3,279,569
Skyworks Solutions	415,838	[a]	9,177,545
			57,556,231
Software & Services—8.9%
ACI Worldwide	84,560	[a]	3,975,166
Acxiom	166,120	[a]	3,304,127
Advent Software	71,638	[a]	2,080,367
Alliance Data Systems	107,994	[a]	18,550,129

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
ANSYS	199,583	[a]	16,138,281
AOL	166,269	[a]	6,424,634
Broadridge Financial Solutions	265,984		6,697,477
Cadence Design Systems	599,497	[a]	8,273,059
CommVault Systems	92,231	[a]	6,782,668
Compuware	465,312	[a]	5,583,744
Concur Technologies	96,906	[a]	7,084,798
Convergys	231,421		3,938,785
CoreLogic	211,662	[a]	5,774,139
DST Systems	65,906		4,557,400
Equinix	105,457	[a]	22,578,344
FactSet Research Systems	89,176		8,388,786
Fair Isaac	75,670		3,524,709
Gartner	202,727	[a]	11,727,757
Global Payments	172,054		7,983,306
Informatica	236,790	[a]	7,797,495
Jack Henry & Associates	185,249		8,595,554
Lender Processing Services	183,988		5,103,827
ManTech International, Cl. A	50,959		1,360,096
Mentor Graphics	201,259		3,674,989
MICROS Systems	172,885	[a]	7,332,053
Monster Worldwide	269,005	[a]	1,178,242
NeuStar, Cl. A	144,649	[a]	6,345,752
PTC	254,750	[a]	6,116,547
Rackspace Hosting	238,924	[a]	11,516,137
Rovi	225,769	[a]	5,280,737
SolarWinds	130,779	[a]	6,650,112
Solera Holdings	151,142		8,702,756
Synopsys	332,475	[a]	11,826,136
TIBCO Software	335,521	[a]	6,512,463
ValueClick	151,710	[a]	4,681,771
VeriFone Systems	235,086	[a]	5,049,647
WEX	83,528	[a]	6,329,752
			267,421,742

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment—3.6%
ADTRAN	136,416		2,864,736
Arrow Electronics	230,679	[a]	9,049,537
Avnet	298,841	[a]	9,787,043
Ciena	219,972	[a]	3,290,781
Diebold	135,060		3,955,907
Ingram Micro, Cl. A	329,060	[a]	5,860,559
InterDigital	91,364		4,057,475
Itron	87,067	[a]	3,452,207
Lexmark International, Cl. A	140,244		4,250,796
National Instruments	205,606		5,619,212
NCR	354,006	[a]	9,653,744
Plantronics	92,785		4,065,839
Polycom	383,566	[a]	4,027,443
QLogic	202,562	[a]	2,199,823
Riverbed Technology	348,900	[a]	5,184,654
Tech Data	81,145	[a]	3,791,906
Tellabs	776,717		1,607,804
Trimble Navigation	552,746	[a]	15,885,920
Vishay Intertechnology	283,290	[a]	3,977,392
Zebra Technologies, Cl. A	111,815	[a]	5,216,170
			107,798,948
Telecommunication
Services—.5%
Telephone & Data Systems	217,132		4,872,442
tw telecom	329,177	[a]	8,914,113
			13,786,555
Transportation—2.9%
Alaska Air Group	151,240	[a]	9,322,434
Con-way	119,145		4,027,101
Genesee & Wyoming, Cl. A	105,719	[a]	9,007,259
J.B. Hunt Transport Services	197,099		14,007,826
JetBlue Airways	484,956	[a]	3,341,347
Kansas City Southern	239,288		26,099,142

Common Stocks (continued)	Shares		Value ($)
Transportation (continued)
Kirby	122,678	[a]	9,187,355
Landstar System	101,061		5,523,994
Matson	90,641		2,133,689
UTi Worldwide	223,853		3,288,401
Werner Enterprises	97,623		2,241,424
			88,179,972
Utilities—5.2%
Alliant Energy	239,844		12,834,052
Aqua America	304,681		9,667,528
Atmos Energy	196,679		8,726,647
Black Hills	96,842		4,540,921
Cleco	130,397		6,457,259
Great Plains Energy	333,898		8,056,959
Hawaiian Electric Industries	212,025		6,000,307
IDACORP	109,624		5,394,597
MDU Resources Group	411,479		10,266,401
National Fuel Gas	181,502		11,383,805
NV Energy	510,431		11,040,623
OGE Energy	214,779		15,556,443
PNM Resources	174,429		4,188,040
Questar	380,210		9,653,532
UGI	242,426		9,934,617
Vectren	179,275		6,733,569
Westar Energy	275,353		9,626,341
WGL Holdings	111,526		5,154,732
			155,216,373
Total Common Stocks
(cost $2,029,221,234)			2,900,970,277
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.09%, 6/13/13
(cost $3,240,653)	3,241,000	[c]	3,240,932

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $60,058,745)	60,058,745 [d]	60,058,745

Total Investments (cost $2,092,520,632)	99.0%	2,964,269,954
Cash and Receivables (Net)	1.0%	30,770,778
Net Assets	100.0%	2,995,040,732

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Held by or on behalf of a counterparty for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Capital Goods	11.1	Diversified Financials	2.9
Real Estate	11.1	Transportation	2.9
Software & Services	8.9	Commercial & Professional Services	2.5
Materials	6.8	Consumer Services	2.2
Energy	5.7	Food, Beverage & Tobacco	2.1
Health Care Equipment & Services	5.7	Short-Term/Money Market Investments	2.1
Utilities	5.2	Semiconductors &
Retailing	4.9	Semiconductor Equipment	1.9
Insurance	4.8	Media	1.2
Banks	4.3	Household & Personal Products	1.1
Consumer Durables & Apparel	3.7	Telecommunication Services	.5
Technology Hardware & Equipment	3.6	Automobiles & Components	.4
Pharmaceuticals,		Food & Staples Retailing	.4
Biotech & Life Sciences	3.0		99.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2013	($)
Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	836	96,783,720	June 2013	1,743,018

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	2,032,461,887	2,904,211,209
Affiliated issuers	60,058,745	60,058,745
Cash		2,892,237
Receivable for investment securities sold		36,486,605
Dividends receivable		2,845,909
Receivable for shares of Common Stock subscribed		1,766,674
Receivable for futures variation margin—Note 4		632,689
		3,008,894,068
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1.123.434
Payable for investment securities purchased		6,867,687
Payable for shares of Common Stock redeemed		5,852,215
Accrued expenses		10,000
		13,853,336
Net Assets ($)		2,995,040,732
Composition of Net Assets ($):
Paid-in capital		2,090,347,579
Accumulated undistributed investment income—net		7,632,784
Accumulated net realized gain (loss) on investments		23,568,029
Accumulated net unrealized appreciation (depreciation)
on investments (including $1,743,018 net unrealized
appreciation on financial futures)		873,492,340
Net Assets ($)		2,995,040,732
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		90,901,735
Net Asset Value, offering and redemption price per share ($)		32.95

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	25,988,954
Affiliated issuers	33,304
Income from securities lending—Note 1(b)	339,285
Interest	707
Total Income	26,362,250
Expenses:
Management fee—Note 3(a)	3,416,246
Shareholder servicing costs—Note 3(b)	3,416,246
Directors’ fees —Note 3(a,c)	151,103
Loan commitment fees—Note 2	10,285
Total Expenses	6,993,880
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(151,103)
Net Expenses	6,842,777
Investment Income—Net	19,519,473
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	44,729,349
Net realized gain (loss) on financial futures	7,206,746
Net Realized Gain (Loss)	51,936,095
Net unrealized appreciation (depreciation) on investments	399,830,486
Net unrealized appreciation (depreciation) on financial futures	3,255,626
Net Unrealized Appreciation (Depreciation)	403,086,112
Net Realized and Unrealized Gain (Loss) on Investments	455,022,207
Net Increase in Net Assets Resulting from Operations	474,541,680

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	19,519,473	22,536,170
Net realized gain (loss) on investments	51,936,095	97,498,153
Net unrealized appreciation
(depreciation) on investments	403,086,112	136,882,484
Net Increase (Decrease) in Net Assets
Resulting from Operations	474,541,680	256,736,807
Dividends to Shareholders from ($):
Investment income—net	(28,757,493)	(16,507,502)
Net realized gain on investments	(94,133,024)	(95,407,774)
Total Dividends	(122,890,517)	(111,915,276)
Capital Stock Transactions ($):
Net proceeds from shares sold	493,270,626	659,785,718
Dividends reinvested	111,388,626	104,048,555
Cost of shares redeemed	(456,249,425)	(715,818,898)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	148,409,827	48,015,375
Total Increase (Decrease) in Net Assets	500,060,990	192,836,906
Net Assets ($):
Beginning of Period	2,494,979,742	2,302,142,836
End of Period	2,995,040,732	2,494,979,742
Undistributed investment income—net	7,632,784	16,870,804
Capital Share Transactions (Shares):
Shares sold	16,015,864	23,482,292
Shares issued for dividends reinvested	3,879,804	4,045,898
Shares redeemed	(14,746,666)	(25,597,510)
Net Increase (Decrease) in Shares Outstanding	5,149,002	1,930,680

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2013				Year Ended October 31,
(Unaudited)			2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	29.10		27.46	25.98	20.66	18.95	33.19
Investment Operations:
Investment income—net[a]	.22		.26	.18	.25	.26	.31
Net realized and
unrealized gain (loss)
on investments	5.07		2.72	1.91	5.31	2.73	(11.42)
Total from
Investment Operations	5.29		2.98	2.09	5.56	2.99	(11.11)
Distributions:
Dividends from
investment income—net	(.34)		(.20)	(.22)	(.24)	(.32)	(.35)
Dividends from net realized
gain on investments	(1.10)		(1.14)	(.39)	—	(.96)	(2.78)
Total Distributions	(1.44)		(1.34)	(.61)	(.24)	(1.28)	(3.13)
Net asset value,
end of period	32.95		29.10	27.46	25.98	20.66	18.95
Total Return (%)	18.91	[b]	11.51	8.00	27.05	17.89	(36.64)
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.43	[c]	.92	.64	1.07	1.45	1.16
Portfolio Turnover Rate	4.19	[b]	12.76	19.40	14.15	21.72	24.48
Net Assets,
end of period
($ x 1,000)	2,995,041		2,494,980	2,302,143	2,201,094	1,758,165	1,581,926

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective seeks to match the performance of the Standard

& Poor’s® MidCap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	2,885,565,808	—	—	2,885,565,808
Equity Securities—
Foreign
Common Stocks†	15,404,469	—	—	15,404,469
Mutual Funds	60,058,745	—	—	60,058,745
U.S. Treasury	—	3,240,932	—	3,240,932
Other Financial
Instruments:
Financial Futures††	1,743,018	—	—	1,743,018

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2013,The Bank of New York Mellon earned $145,408 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2012($)	Purchases ($)	Sales ($)	4/30/2013($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	67,011,162	228,063,585	235,016,002	60,058,745	2.0
Dreyfus
Institutional
Cash
Advantage
Fund	140,018,864	271,597,037	411,615,901	—	—
Total	207,030,026	499,660,622	646,631,903	60,058,745	2.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was as follows: ordinary income $18,118,885 and long-term capital gains $93,796,391.The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”),

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-

interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses.The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2013, fees reimbursed by the Manager amounted to $151,103.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, the fund was charged $3,416,246 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $602,803 and Shareholder Services Plan fees $602,803, which are offset against an expense reimbursement currently in effect in the amount of $82,172.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2013, amounted to $146,281,681 and $112,490,791, respectively.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at April 30, 2013 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Equity financial futures	72,198,579

At April 30, 2013, accumulated net unrealized appreciation on investments was $871,749,322, consisting of $992,882,897 gross unrealized appreciation and $121,133,575 gross unrealized depreciation.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and several hundred other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609).The complaint alleges that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in or around December 2007 constitute constructive or intentional “fraudulent transfers” under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group median for the various periods, including the two most recent periods in the fourth quartile, and above the

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Performance Universe median for all periods, including two periods in the first quartile. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expense ratio was below the Expense Group median and above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus MidCap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)